UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                                ------------------


Check here if Amendment [  ]: Amendment Number:
                                                --------------

         This Amendment (Check only one):   |_|  is a restatement
                                            |_|  adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             JAT Capital Management, L.P.
Address:          599 Lexington Avenue, Suite 4110
                  New York, NY 10022


Form 13F File Number:  28-12755
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mark A. Weiner
Title:            Chief Financial Officer
Phone:            (212) 720-3131

Signature, Place and Date of Signing:


      /s/ Mark A. Weiner                New York, NY          November 14, 2008
----------------------------------      -----------------     -----------------
          [Signature]                   [City, State]           [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                       0
                                         --------------------------------------
Form 13F Information Table Entry Total:                  18
                                         --------------------------------------
Form 13F Information Table Value Total:                $515,380
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                                                    (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                JAT CAPITAL MANAGEMENT, L.P.
                                                          FORM 13F
                                              Quarter Ended September 30, 2008


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                              CLASS                         VALUE   SHRS OR  SH/  PUT/  INVSTMENT/   OTHER         VOTING AUTHORITY
NAME OF ISSUER                TITLE           CUSIP      (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS      SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AMDOCS LTD                    ORD             G02602103   7,720     281,951   SH        SOLE                      281,951
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BEACON ROOFING SUPPLY INC     COM             073685109   2,931     187,637   SH        SOLE                      187,637
------------------------------------------------------------------------------------------------------------------------------------
COGENT COMM GROUP INC         COM NEW         19239V302   9,976   1,292,222   SH        SOLE                    1,292,222
------------------------------------------------------------------------------------------------------------------------------------
FIRST SOLAR INC               COM             336433107   8,463      44,800   SH        SOLE                       44,800
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FOCUS MEDIA HLDG LTD          SPONSORED ADR   34415V109  22,879     802,500   SH  CALL  SOLE                      802,500
------------------------------------------------------------------------------------------------------------------------------------
FOCUS MEDIA HLDG LTD          SPONSORED ADR   34415V109  36,591   1,283,438   SH        SOLE                    1,283,438
------------------------------------------------------------------------------------------------------------------------------------
GILDAN ACTIVEWEAR INC         COM             375916103  39,007   1,712,328   SH        SOLE                    1,712,328
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                    MSCI EMERG MKT  464287234   3,325      97,297   SH        SOLE                       97,297
------------------------------------------------------------------------------------------------------------------------------------
MASTERCARD INC                CL A            57636Q104   3,456      19,490   SH        SOLE                       19,490
------------------------------------------------------------------------------------------------------------------------------------
MERCADOLIBRE INC              COM             58733R102  16,894     830,179   SH        SOLE                      830,179
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NII HLDGS INC                 CL B NEW        62913F201  37,133     979,253   SH        SOLE                      979,253
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OMNITURE INC                  COM             68212S109     668      36,392   SH        SOLE                       36,392
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PRICELINE COM INC             COM NEW         741503403  17,021     248,742   SH        SOLE                      248,742
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QUALCOMM INC                  COM             747525103  50,881   1,184,096   SH        SOLE                    1,184,096
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC                  COM             747525103 166,556   3,876,100   SH  CALL  SOLE                    3,876,100
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RESEARCH IN MOTION LTD        COM             760975102   1,134      16,600   SH  CALL  SOLE                       16,600
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RESEARCH IN MOTION LTD        COM             760975102  42,134     616,890   SH        SOLE                      616,890
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SBA COMMUNICATIONS CORP       COM             78388J106  48,611   1,879,036   SH        SOLE                    1,879,036
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